UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22459

Global Equity Long/Short Master Fund

(Exact name of registrant as specified in charter)

301 West Barbee Chapel Road, Suite 200, Chapel Hill, NC	27517
(Address of principal executive offices)	(Zip Code)

Corporation Service Company
2711 Centerville Road Suite 400
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s Telephone Number, including area code   (919) 933-4004

Date of fiscal year end:   March 31

Date of reporting period: June 30, 2014

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited)

June 30, 2014
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Investments in Portfolio Funds
Asia
Glade Brook Private Investors LLC	$1,400,000	$1,385,967	1.81%	Cayman Islands	0-5 Years	N/A
1,400 shares - Series B
Glade Brook Private Investors LLC	737,542	737,542	0.97	Cayman Islands	0-5 Years	N/A
738 shares - Series C
Indus Japan Fund, Ltd.	2,500,000	2,634,162	3.45	Cayman Islands	Quarterly	6/30/2015
2,500 shares – Class B
SR Global Fund Inc. – Japan Portfolio	2,078,430	2,340,315	3.06	Cayman Islands	Monthly	7/31/2014
16,944 shares – Class H
Teng Yue Partners Offshore Fund, L.P.	4,750,000	7,153,301	9.36	Cayman Islands	Quarterly	9/30/2014
4,187 shares
Tybourne Equity (Offshore) Fund	2,785,067	3,244,572	4.24	Cayman Islands	Quarterly	9/30/2014
2,785 shares - Series A
Total Asia	14,251,039	17,495,859	22.89

Energy & Natural Resources
Tiger Eye Fund, Ltd	2,500,000	3,112,631	4.07	Cayman Islands	Quarterly	9/30/2014
2,428 shares - Class A
Total Energy & Natural Resources	2,500,000	3,112,631	4.07

Financials
Samlyn Offshore, Ltd.	127,861	127,861	0.17	Cayman Islands	0-5 Years	N/A
128 shares – Class S
Total Financials	127,861	127,861	0.17

Global Long/Short
Espalier Global Offshore Fund, Ltd.	3,000,000	2,760,924	3.61	Cayman Islands	Quarterly	9/30/2014
3,000 shares - Class A
Falcon Edge Global, Ltd.	4,250,000	5,539,712	7.25	Cayman Islands	Quarterly	9/30/2014
4,274 shares - Class B
Glade Brook Global Offshore Fund, Ltd.	2,053,295	2,671,348	3.49	Cayman Islands	Quarterly	9/30/2014
2,110 shares - Class FC-UR-2
Hengistbury Fund Limited	1,500,000	1,748,381	2.29	Cayman Islands	Quarterly	9/30/2014
14,201 shares - Class A
Hound Partners Offshore Fund, Ltd.	2,500,625	3,768,739	4.93	Cayman Islands	Quarterly	9/30/2014
2,779 shares - Class A
Passport Long Short Fund, Ltd.	2,500,000	2,481,061	3.25	Cayman Islands	Monthly	7/31/2014
2,500 shares - Class B

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

June 30, 2014
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Global Long/Short (continued)
Viking Global Equities III, Ltd.	$2,490,334	$3,926,096	5.14%	Cayman Islands	Monthly	7/31/2014
1,415 shares - Class H
Total Global Long/Short	18,294,254	22,896,261	29.96

Healthcare
Broadfin Healthcare Offshore Fund, Ltd.	2,649,286	6,230,162	8.15	Cayman Islands	Quarterly	9/30/2014
1,447 shares - Series A
Total Healthcare	2,649,286	6,230,162	8.15

Technology
Artis Partners 2X, Ltd.	49,429	-	0.00	Cayman Islands	0-5 Years	N/A
426 shares - Class K
Light Street Xenon, Ltd.	2,250,000	2,836,357	3.71	Cayman Islands	Quarterly	9/30/2014
1,966 shares – Class A
Tiger Global, Ltd.	2,751,312	4,668,624	6.11	Cayman Islands	Monthly	7/31/2014
5,655 shares - Class C
Tiger Global, Ltd.	1,397,382	2,371,179	3.10	Cayman Islands	Monthly	7/31/2014
6,025 shares - Class E
Total Technology	6,448,123	9,876,160	12.92

Total Investments in Portfolio Funds	44,270,563	59,738,934	78.16

Investments in Securities
Common Stocks
Global Opportunistic
American International Group, Inc.	527,637	634,766	0.83	United States
11,630 shares
Avis Budget Group, Inc.	611,148	649,069	0.85	United States
10,874 shares
Charter Communications, Inc.	614,211	701,465	0.92	United States
4,429 shares
Colfax Corporation	427,608	626,881	0.82	United States
8,410 shares
Endo International PLC	640,903	602,242	0.79	United States
8,601 shares
Flamel Technologies, Inc.	622,351	821,490	1.07	United States
54,766 shares
Fleetcor Technologies, Inc.	437,700	663,481	0.87	United States
5,034 shares

Global Equity Long/Short Master Fund
(A Delaware Statutory Trust)

Schedule of Investments (Unaudited) (continued)

June 30, 2014
(in U.S. dollars)

						Next
			Percent			Available
			of Net			Redemption
Investments	Cost	Fair Value	Assets	Domicile	Liquidity1,2	Date3

Common Stocks (continued)
Google, Inc. – Class A	$613,578	$668,278	0.87%	United States
1,143 shares
Horizon Pharma, Inc.	626,133	735,519	0.96	United States
46,493 shares
Liberty Global PLC – Class A	613,058	616,964	0.81	United States
14,582 shares
Liberty Ventures – Class A	616,039	742,649	0.97	United States
10,063 shares
Mastercard, Inc. – Class A	510,254	609,507	0.80	United States
8,296 shares
Priceline.com Inc.	514,070	636,387	0.83	United States
529 shares
Qihoo 360 Technology Co. Ltd.	763,886	698,308	0.91	United States
7,587 shares
Soufun Holdings, Limited	742,088	539,566	0.71	United States
55,114 shares
TranDigm Group Inc.	387,159	551,122	0.72	United States
3,295 shares
Twenty-First Century Fox, Inc.	544,007	631,927	0.83	United States
17,978 shares
Valeant Pharmaceuticals International, Inc.	453,029	609,664	0.80	United States
4,834 shares
Vipshop Holdings Limited	167,810	696,703	0.91	United States
3,711 shares
W.R. Grace & Co.	545,115	623,426	0.82	United States
6,595 shares
Total Common Stocks	10,977,784	13,059,414	17.09

Total Investments	55,248,347	72,798,348	95.25

Other Assets, less Liabilities		3,635,546	4.75
Total Net Assets		$76,433,894	100.00%

(1)	Available frequency of redemptions after initial lock-up period, if any. Different tranches may have different liquidity terms.
(2)	0-5 Years - Portfolio Funds will periodically redeem depending on cash availability.
(3)
Investments in Portfolio Funds may be composed of multiple tranches. The Next Available Redemption Date relates to the earliest date after June 30, 2014 that redemption from a tranche is available. Other tranches may have an available redemption date that is after the Next Available Redemption Date. Redemptions from Portfolio Funds may be subject to fees.

Notes to Schedule of Investments

Valuation of Portfolio Funds and Securities

Global Equity Long/Short Master Fund (the “Master Fund”) is structured as a fund-of-funds whose investment objective is to generate greater long-term returns when compared to traditional equity market benchmarks, while exhibiting a lower level of volatility and a modest degree of correlation to these markets. The Master Fund seeks to achieve this objective primarily by investing in private funds and other pooled investment vehicles (collectively “the “Portfolio Funds”) and common stocks (“Securities”) that are not expected to be highly correlated to each other or with traditional equity markets over a long-term horizon. The Master Fund carries its investments in Portfolio Funds at fair value in accordance with ASC 820 “Fair Value Measurements and Disclosures” (“ASC 820”) which clarifies the definition of fair value for financial reporting, establishes a hierarchal disclosure framework for measuring fair value and requires additional disclosures about the use of fair value measure.

The net asset value (“NAV”) of the Master Fund is determined as of the close of business at the end of any fiscal period, generally monthly, in accordance with the valuation principles set forth below, or as may be determined from time to time pursuant to policies established by Morgan Creek Capital Management, LLC (the “Advisor”).

The Master Fund’s Board of Trustees (the “Board”) has delegated the process of valuing securities for which market quotations are not readily available to the Valuation Committee (the “Committee”). The Committee is responsible for overseeing and monitoring the Master Fund’s valuation policies and procedures (which have been adopted by the Board and are subject to Board supervision), making recommendations to the Board on valuation-related matters and overseeing implementation of the valuation procedures used by the Master Fund to value securities, including the fair value of the Master Fund’s investments in Portfolio Funds. These procedures shall be reviewed by the Board no less frequently than annually. Any revisions to these procedures that are deemed necessary shall be reported to the Board at its next regularly scheduled meeting.

Investments in Portfolio Funds held by the Master Fund are valued as follows:

The Master Fund measures the fair value of an investment that does not have a readily determinable fair value, based on the NAV of the investment as a practical expedient, without further adjustment, unless it is probable that the investment will be sold at a value significantly different than the NAV in accordance with Accounting Standards Update 2009-12, Fair Value Measurements and Disclosures (Topic 820) - Investments in Certain Entities That Calculate Net Assets Value per Share (or Its Equivalent) (“ASU 2009-12”). If the practical expedient NAV is not as of the reporting entity’s measurement date, then the NAV is adjusted to reflect any significant events that may change the valuation. In using the NAV as a practical expedient, certain attributes of the investment, that may impact the fair value of the investment, are considered in measuring fair value. Attributes of those investments include the investment strategies of the investees and may also include, but are not limited to, restrictions on the investor’s ability to redeem its investments at the measurement date. The Master Fund is permitted to invest in alternative investments that do not have a readily determinable fair value and, as such, has elected to use the NAV as calculated on the reporting entity’s measurement date as the fair value of the investments. Investments in Portfolio Funds are subject to the terms of the Portfolio Funds’ offering documents. Valuations of the Portfolio Funds may be subject to estimates and are net of management and performance incentive fees or allocations payable to the Portfolio Funds as required by the Portfolio Funds’ operating documents.

The Advisor’s rationale for the above approach derives from the reliance it places on its initial and ongoing due diligence, which understands the respective controls and processes around determining the NAV with the Managers of the Portfolio Funds. The Advisor has designed an ongoing due diligence process with respect to the Portfolio Funds and their Managers, which assists the Advisor in assessing the quality of information provided by, or on behalf of, each Portfolio Fund and in determining whether such information continues to be reliable or whether further investigation is necessary.

Where no value is readily available from a Portfolio Fund or where a value supplied by a Portfolio Fund is deemed by the Advisor not to be indicative of its fair value, the Advisor will determine, in good faith, the fair value of the Portfolio Fund under procedures adopted by the Board and subject to the Board’s supervision. The Advisor values the Master Fund’s assets based on such reasonably available relevant information as it considers material. Because of the inherent uncertainty of valuation, the fair values of the Master Fund’s Portfolio Funds may differ significantly from the values that would have been used had a ready market for the Portfolio Funds held by the Master Fund been available.

Investments in publicly traded securities held by the Master Fund are valued as follows:

The Master Fund values investments in publicly traded securities, including common stocks, that are listed on a national securities exchange at their closing price on the last business day of the period. Publicly traded securities are generally categorized in level 1 of the fair value hierarchy.

Fair Value of Financial Instruments

In accordance with ASC 820, the Master Fund discloses the fair value of its investments in Portfolio Funds and Securities in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Master Fund has the ability to access at the measurement date;

Level 2 - Other significant observable inputs including fair value of investments with the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date; and

Level 3 - Other significant unobservable inputs including fair value of investments that do not have the ability to redeem at NAV as of the measurement date, or during the first quarter following the measurement date.

Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Advisor generally uses the NAV per share of the investment (or its equivalent) reported by the Portfolio Fund as the primary input to its valuation; however, adjustments to the reported amount may be made based on various factors.

A Portfolio Fund’s or Securities level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Advisor. The Advisor considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Portfolio Funds within the hierarchy is based upon the redemption terms of the Portfolio Funds and does not necessarily correspond to the Advisor’s perceived risk of the Portfolio Funds.

All of the Master Fund’s investments in Portfolio Funds have been classified within level 2 or level 3. All of the Master Fund’s investments in Securities have been classified within level 1. Transfers in and/or out of levels are recognized at the date of circumstances that caused the transfer.

The Advisor’s belief of the most meaningful presentation of the strategy classification of the Portfolio Funds and Securities is as reflected on the Schedule of Investments.

Hedge funds are generally funds whose shares are issued pursuant to an exemption from registration under the 1940 Act or are issued offshore that typically offer subscription and redemption options to investors. The frequency of such subscriptions or redemptions is dictated by such fund’s governing documents. The amount of liquidity provided to investors in a particular fund is generally consistent with the liquidity and risk associated with the Portfolio Funds (i.e., the more liquid the investments in the portfolio, the greater the liquidity provided to the investors).

Liquidity of individual hedge funds vary based on various factors and may include “gates,” “holdbacks” and “side pockets” imposed by the manager of the hedge fund, as well as redemption fees which may also apply. These items have been identified as illiquid (“0-5 years”) on the Schedule of Investments.

Assumptions used by the Advisor due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Master Fund’s results of operations.

The following is a summary of the inputs used as of June 30, 2014 in valuing the Master Fund’s investments in Portfolio Funds and Securities carried at fair value:

	Assets at Fair Value as of June 30, 2014
	Level 1	Level 2	Level 3	Total
Investments
Portfolio Funds
Asia	$-	$2,340,315	$15,155,544	$17,495,859
Energy & Natural Resources	-	3,112,631	-	3,112,631
Financials	-	-	127,861	127,861
Global Long/Short	-	13,587,810	9,308,451	22,896,261
Healthcare	-	6,230,162	-	6,230,162
Technology	-	2,836,357	7,039,803	9,876,160
Securities
Common Stocks – Global Opportunistic	13,059,414	-	-	13,059,414
Total Investments	$13,059,414	$28,107,275	$31,631,659	$72,798,348

The following is a reconciliation of investments in Portfolio Funds for which significant unobservable inputs (level 3) were used in determining fair value:

	Asia	Financials	Global Long/Short	Technology	Total
Balance as of April 1, 2014	$9,359,338	$127,861	$9,070,693	$6,155,736	$24,713,628
Purchases	5,237,542	-	-	-	5,237,542
Sales	-	-	-	-	-
Net realized gain	-	-	-	-	-
Net change in unrealized
appreciation (depreciation)	558,664	-	237,758	884,067	1,680,489
Transfers into level 3	-	-	-	-	-
Transfers out of level 3	-	-	-	-	-
Balance as of June 30, 2014	$15,155,544	$127,861	$9,308,451	$7,039,803	$31,631,659

Net change in unrealized
appreciation (depreciation)
on level 3 investments in
Portfolio Funds still held as of
June 30, 2014	$558,664	$-	$237,758	$884,067	$1,680,489

There were no changes in valuation technique and no transfers between the levels of the fair value hierarchy during the reporting period. Transfers between the levels of the fair value hierarchy are reported on the date the transfers occur.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))), were effective based on the evaluation of Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99 CERT.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global Equity Long/Short Master Fund

By (Signature and Title)	/s/ Mark W. Yusko
Mark W. Yusko – Chairman & President

Date	August 25, 2014

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mark B. Vannoy
Mark B. Vannoy – Treasurer

Date	August 25, 2014